SHARE-BASED PAYMENTS	12 Months Ended
Jun. 30, 2018
SHARE-BASED PAYMENTS [Abstract]
SHARE-BASED PAYMENTS

19.	SHARE-BASED PAYMENTS

(a)	Recognised Share-based Payment Expense

From time to time, the Group provides employee options and employee rights to officers, employees, consultants, lenders, and other key advisors as part of remuneration and incentive arrangements. The number of options or rights granted, and the terms of the options or rights granted are determined by the Board. Shareholder approval is sought where required.

During the past three years, the following expenses arising from share-based payments have been recognised:

	2018 US$000	2017 US$000	2016 US$000

Expense arising from equity-settled share-based payment transactions	2,298	674	507

In addition to share-based payments recognised as an expense through profit or loss: (a) during fiscal 2017 share-based payments of US$1,254,000 were recognised as an asset (capitalised borrowing costs), relating to the issue of 4,444,444 lender options to Macquarie Bank Limited in consideration for an offer to provide a US$21.7 million Project Loan Facility to develop the Poplar Grove Mine (refer to Notes 9 and 15(b) for further details); and (b) during fiscal 2018, share-based payments of US$248,338 were recognised as a deduction from share capital relating to the issue of 6,000,000 underwriter options.

(b)	Summary of Options and Rights Granted as Share-based Payments

The following table illustrates the number and weighted average exercise prices (“WAEP”) of options and rights granted as share-based payments at the beginning and end of the financial year:

	2018 Thousands of Options and Rights	2018 WAEP A$	2017 Thousands of Options and Rights	2017 WAEP A$	2016 Thousands of Options and Rights	2016 WAEP A$
Outstanding at beginning of year	24,104	$0.17	10,324	$0.12	12,246	$0.11
Granted during the year	7,650	$0.26	21,854	$0.15	500	$0.50
Forfeited and lapsed during the year	(5,680)	$0.07	(5,924)	-	(1,340)	-
Exercised/converted during the year	(500)	$0.30	(2,150)	$0.23	(1,082)	-
Outstanding at end of year [1]	25,574	$0.22	24,104	$0.17	10,324	$0.12

Notes:

[1]
At June 30, 2018, the Company also had on issue 7,494,000 placement options exercisable at $0.50 each on or before July 31, 2018 which are not considered share-based payments under IFRS 2 as they were issued as part of a share placement.

The following options and rights were granted as share-based payments during the past three years:

Series	Security Type	Number	Grant Date	Expiry Date	Exercise Price $		Grant Date Fair Value $
2018
Series 1	Rights	50,000	23-May-17	31-Dec-18		-	$	A0.456
Series 2	Rights	100,000	23-May-17	31-Dec-19		-	$	A0.456
Series 3	Rights	400,000	23-May-17	31-Dec-20		-	$	A0.456
Series 4	Rights	100,000	5-Jun-17	31-Dec-20		-	$	A0.413
Series 5	Rights	200,000	16-Oct-17	31-Dec-19		-	$	A0.359
Series 6	Rights	500,000	16-Oct-17	31-Dec-20		-	$	A0.359
Series 7	Rights	100,000	11-Dec-17	31-Dec-19		-	$	A0.351
Series 8	Rights	200,000	11-Dec-17	31-Dec-20		-	$	A0.351
Series 9	Options	6,000,000	26-Jun-18	30-Jun-21	$	A0.33	$	A0.056
2017
Series 10	Options	1,000,000	25-Jan-17	31-Dec-18	$	A0.45	$	A0.239
Series 11	Options	4,444,444	05-Apr-17	05-Apr-21	$	A0.66	$	A0.376
Series 12	Rights	3,070,000	21-Dec-16	31-Dec-19		-	$	A0.448
Series 13	Rights	3,695,000	25-Jan-17	31-Dec-18		-	$	A0.523
Series 14	Rights	1,275,000	25-Jan-17	31-Dec-19		-	$	A0.523
Series 15	Rights	4,870,000	25-Jan-17	31-Dec-20		-	$	A0.523
Series 16	Rights	1,500,000	19-Jun-17	31-Dec-19		-	$	A0.447
Series 17	Rights	2,000,000	19-Jun-17	31-Dec-20		-	$	A0.447
2016
Series 18	Options	500,000	22-Dec-15	31-Dec-18	$	A0.50	$	A0.087

(c)	Weighted Average Remaining Contractual Life

At June 30, 2018, the weighted average remaining contractual life of options and rights on issue that had been granted as share-based payments was 3.15 years (2017: 2.64 years) (2016: 1.10 years).

(d)	Range of Exercise Prices

At June 30, 2018, the range of exercise prices of options on issue that had been granted as share-based payments was A$0.33 to A$0.66 (2017: A$0.30 to A$0.66) (2016: A$0.20 to A$0.50).

(e)	Weighted Average Fair Value

The weighted average fair value of options and rights granted as share-based payments by the Group during the year ended June 30, 2018 was A$0.13 (2017: A$0.46) (2016: A$0.09).

(f)	Option and Performance Share Right Pricing Model

The fair value of employee options and lender options granted is estimated as at the date of grant using the Binomial option valuation model taking into account the terms and conditions upon which the options were granted. The fair value of employee rights granted is estimated as at the date of grant based on the underlying share price (being the volume weighted average share price over the five trading days prior to issuance).

The table below lists the inputs to the valuation model used for share options and performance share rights granted by the Group during the last three years:

Inputs	Series 1	Series 2	Series 3	Series 4	Series 5	Series 6	Series 7	Series 8	Series 9
Exercise price	-	-	-	-	-	-	-	-	$ A0.33
Grant date share price	$ A0.48	$ A0.48	$ A0.48	$ A0.385	$ A0.385	$ A0.385	$ A0.37	$ A0.37	$ A0.19
Dividend yield[1]	-	-	-	-	-	-	-	-	-
Volatility[2]	-	-	-	-	-	-	-	-	65%
Risk-free interest rate	-	-	-	-	-	-	-	-	2.10%
Grant date	23-May-17	23-May-17	23-May-17	5-Jun-17	16-Oct-17	16-Oct-17	11-Dec-17	11-Dec-17	26-Jun-18
Issue date	23-May-17	23-May-17	23-May-17	5-Jun-17	16-Oct-17	16-Oct-17	11-Dec-17	11-Dec-17	26-Jun-18
Expiry date	31-Dec-18	31-Dec-19	31-Dec-20	31-Dec-20	31-Dec-19	31-Dec-20	31-Dec-19	31-Dec-20	30-Jun-21
Expected life (years)[3]	1.61	2.61	3.61	3.58	2.21	3.21	2.05	3.06	3.01
Fair value at grant date	$ A0.456	$ A0.456	$ A0.456	$ A0.413	$ A0.359	$ A0.359	$ A0.351	$ A0.351	$ A0.056
Inputs	Series 10	Series 11	Series 12	Series 13	Series 14	Series 15	Series 16	Series 17	Series 18
Exercise price	$ A0.45	$ A0.66	-	-	-	-	-	-	$ A0.50
Grant date share price	$ A0.51	$ A0.64	$ A0.45	$ A0.51	$ A0.51	$ A0.51	$ A0.44	$ A0.44	$ A0.26
Dividend yield[1]	-	-	-	-	-	-	-	-	-
Volatility[2]	80%	80%	-	-	-	-	-	-	75%
Risk-free interest rate	1.81%	2.14%	-	-	-	-	-	-	2.03%
Grant date	25-Jan-17	5-Apr-17	21-Dec-16	25-Jan-17	25-Jan-17	25-Jan-17	19-Jun-17	19-Jun-17	22-Dec-15
Issue date	25-Jan-17	5-Apr-17	21-Dec-16	25-Jan-17	25-Jan-17	25-Jan-17	19-Jun-17	19-Jun-17	22-Dec-15
Expiry date	31-Dec-18	5-Apr-21	31-Dec-19	31-Dec-18	31-Dec-19	31-Dec-20	31-Dec-19	31-Dec-20	31-Dec-18
Expected life (years)[3]	1.93	4.00	3.03	1.93	2.93	3.93	2.53	3.54	3.03
Fair value at grant date	$ A0.239	$ A0.376	$ A0.448	$ A0.523	$ A0.523	$ A0.523	$ A0.447	$ A0.447	$ A0.087

Notes:

[1]	The dividend yield reflects the assumption that the current dividend payout will remain unchanged.
[2]	The expected volatility reflects the assumption that the historical volatility is indicative of future trends, which may not necessarily be the actual outcome.
[3]	The expected life of the options and rights is based on the expiry date of the options or rights.